Schedule of income tax provision (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Current income tax	$ (269,757)	$ (368,542)	$ 23,086	$ 118,681
Loss before tax	(3,148,519)	(4,301,507)	(7,547,787)	(668,831)
Tax calculated at tax rate @17% (2023: 17%)	(535,248)	(731,257)	(1,283,124)	(113,701)
- Effect of tax rates in foreign jurisdiction	103,514	141,421	930,664
- Tax effect on expense not deductible for tax purposes	109,775	149,973	129,502	197,279
- Income not subject to tax	(8,854)	(12,096)
- Singapore statutory stepped income exemption				(17,425)
- Utilisation of capital allowance			(1,041)	(68)
Recognition of tax effect of previously unrecognized tax losses			(15,809)
- Deferred tax assets on temporary differences not recognized	338,073	461,877	239,808	250,371
- Under/(Over) provision of current taxation in respect of prior period	(269,757)	(368,542)	23,086	(197,775)
- Others	(7,260)	(9,918)
Tax charge	$ (269,757)	$ (368,542)	$ 23,086	$ 118,681